BLACKROCK FUNDS III
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated September 17, 2024
to each Fund’s Summary Prospectuses and Prospectuses, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of each Fund’s Summary Prospectuses entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and the section of each Fund’s Prospectuses entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are revised to correct the glide path chart and target allocation table included in the BlackRock LifePath ESG Index Funds’ prospectuses and summary prospectuses, each as of February 28, 2024, and included in the BlackRock LifePath Index Funds’ prospectuses and summary prospectuses, each as of April 29, 2024, and replace them with the following that conform with the glide path and target allocation table that were actually in use by the Fund at all relevant times. There have been no changes to the management of the Funds based on this correction.

Equity & equity-like allocation (%)
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
45
40
35
30
25
20
15
10
5
0
Retirement/Terminal
Years to Retirement

The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑ Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
Shareholders should retain this Supplement for future reference.
PR2-LPIE-0924SUP

2